Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 179.0	$ 178.2
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029	Dec. 31, 2028
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%